SUNAMERICA FOCUSED SERIES, INC.
                (formerly, SunAmerica Style Select Series, Inc.)
                             SUNAMERICA EQUITY FUNDS

                          SUNAMERICA FOCUSED PORTFOLIOS

                                FEBRUARY 19, 2004

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 28, 2003

Effective on or about February 20, 2004, the following change will be made to Class II shares of each Portfolio:

    1.   Class II shares will be redesignated as "Class C" shares;

    2.   The shares will no longer be subject to a 1% initial sales load; and

    3. The contingent deferred sales charge (CDSC) period applicable to the shares will be shortened from eighteen months to twelve months for purchases made after the effective date of this change.

All other applicable fees, charges, rights and privileges will remain the same.

                             Performance Information

In the performance tables on pages 5-14, the "Returns Before Taxes" information for Class II shares is amended as follows:

--------------------------------------------------------------------------------------------------------------
                      Fund                           Past One Year       Past Five Years      Since Inception
--------------------------------------------------------------------------------------------------------------
Focused Large-Cap Growth Portfolio                      -25.17%                N/A                 -0.23%
--------------------------------------------------------------------------------------------------------------
Focused Multi-Cap Growth Portfolio                      -24.34%               0.88%                3.88%
--------------------------------------------------------------------------------------------------------------
Focused 2000 Growth Portfolio                           -25.47%                N/A                 1.24%
--------------------------------------------------------------------------------------------------------------
Focused Large-Cap Value Portfolio                       -22.86%              -0.73%                -1.11%
--------------------------------------------------------------------------------------------------------------
Focused Multi-Cap Value Portfolio                       -24.67%                N/A                 4.24%
--------------------------------------------------------------------------------------------------------------
Focused 2000 Value Portfolio                            -16.18%               3.23%                3.02%
--------------------------------------------------------------------------------------------------------------
Focused Growth and Income Portfolio                     -16.71%              -0.23%                -0.03%
--------------------------------------------------------------------------------------------------------------
Focused Technology Portfolio                            -44.45%                N/A                -44.32%
--------------------------------------------------------------------------------------------------------------
Focused International Equity Portfolio                  -12.84%                N/A                 -3.45%
--------------------------------------------------------------------------------------------------------------
Focused Dividend Strategy Portfolio                      -8.50%                N/A                 -1.90%
--------------------------------------------------------------------------------------------------------------

In addition, the footnotes to each table are amended to indicate the redesignation of Class II shares to Class C shares.

                                    Fee Table

In the fee tables on pages 16-20, reference to Class II are replaced with Class
C. In addition, the "Maximum Sales Charge (Load)" for Class C is amended to be "1.00%" and the "Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)" for Class C is amended to be "none".

The reference in footnote 2 of each fee table regarding the CDSC for Class C is amended to state that, "[t]he CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase (for purchases prior to February 20, 2004, the CDSC applies only if shares are redeemed within eighteen months of their purchases)."

                                     Example

In the Example on pages 21 and 22, information for Class II shares is amended as follows:

If you redeemed your investment at the end of the periods indicated:

-------------------------------------------------------------------------------------------------------------------
                       Fund                            1 Year          3 Years           5 Years          10 Years
-------------------------------------------------------------------------------------------------------------------
Focused Large-Cap Growth Portfolio                      $324             $691             $1,185           $2,544
-------------------------------------------------------------------------------------------------------------------
Focused Multi-Cap Growth Portfolio                      $340             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused 2000 Growth Portfolio                           $340             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused Large-Cap Value Portfolio                       $340             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused Multi-Cap Value Portfolio                       $340             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused 2000 Value Portfolio                            $340             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused Growth and Income Portfolio                     $340             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused Technology Portfolio                            $365             $814             $1,390           $2,954
-------------------------------------------------------------------------------------------------------------------
Focused International Equity Portfolio                  $363             $808             $1,380           $2,934
-------------------------------------------------------------------------------------------------------------------
Focused Dividend Strategy Portfolio                     $263             $505              $871            $1,900
-------------------------------------------------------------------------------------------------------------------

If you did not redeem your shares:

-------------------------------------------------------------------------------------------------------------------
                       Fund                            1 Year          3 years           5 Years          10 Years
-------------------------------------------------------------------------------------------------------------------
Focused Large-Cap Growth Portfolio                      $224             $691             $1,185           $2,544
-------------------------------------------------------------------------------------------------------------------
Focused Multi-Cap Growth Portfolio                      $240             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused 2000 Growth Portfolio                           $240             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused Large-Cap Value Portfolio                       $240             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused Multi-Cap Value Portfolio                       $240             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused 2000 Value Portfolio                            $240             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused Growth and Income Portfolio                     $240             $739             $1,265           $2,706
-------------------------------------------------------------------------------------------------------------------
Focused Technology Portfolio                            $265             $814             $1,390           $2,954
-------------------------------------------------------------------------------------------------------------------
Focused International Equity Portfolio                  $263             $808             $1,380           $2,934
-------------------------------------------------------------------------------------------------------------------
Focused Dividend Strategy Portfolio                     $163             $505              $871            $1,900
-------------------------------------------------------------------------------------------------------------------

                         Shareholder Account Information

In the "Selecting a Share Class" section on page 23, reference to Class II are replaced with Class C. In addition, the first bullet point under "Class C" is deleted and the third bullet point is amended to state that, "[d]eferred sales charge on shares you sell within twelve months of purchase, as described below."

On page 24, the section entitled "Class II" is retitled "Class C" and amended to read, in its entirety, "[t]here is a CDSC of 1% on shares you sell within 12 months of buying them."

In the "Sales Charge Reductions and Waivers" section on page 24, under "Waivers for Certain Investors" the first bullet point is deleted along with the first sentence of the last paragraph which reads, "[w]e will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed and agreement with AIG SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge."

                ALL OTHER REFERENCES TO "CLASS II" ARE AMENDED TO
                               REFER TO "CLASS C".